Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

22. SUBSEQUENT EVENTS

In February 2025, the Company closed an underwritten follow-on offering of 5,000,000 ordinary shares, CHF 0.01 nominal value per share, at a price of $20.00 (CHF 18.01) per share, for total gross proceeds of $100.0 million (CHF 90.1 million). New shares were issued out of the Company’s existing capital band.